Stock-Based Compensation - Schedule of Profit Unit Interest (Detail) - Profit Unit Interest - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Units
Outstanding beginning balance (in shares)	12,202,135	9,798,718	9,279,761
Granted (in shares)	0	2,413,833	619,597
Forfeited (in shares)	(591,078)	(10,416)	(100,640)
Exchanged in reverse recapitalization (in shares)	(11,611,057)
Outstanding ending balance (in shares)	0	12,202,135	9,798,718
Avg Fair Value at Grant Date
Outstanding beginning balance (in dollars per share)	$ 0.08	$ 0.05	$ 0.04
Granted (in dollars per share)	0	0.17	0.22
Forfeited (in dollars per share)	0.10	0.03	0.17
Exchanged in reverse recapitalization (in dollars per share)	0.08
Outstanding ending balance (in dollars per share)	$ 0	$ 0.08	$ 0.05